UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.0%
Lear Corp.		402	$29,077
Construction & Engineering — 0.0%
USI United Subcontractors		8,067	88,742
Hotels, Restaurants & Leisure — 0.3%
BLB Worldwide Holdings, Inc.		50,832	1,177,625
Paper & Forest Products — 0.3%
Ainsworth Lumber Co., Ltd. (a)		220,483	799,777
Ainsworth Lumber Co., Ltd. (b)		62,685	227,382

			1,027,159
Software — 0.4%
HMH Holdings/EduMedia		75,047	1,371,709
Total Common Stocks — 1.0%			3,694,312

Asset-Backed Securities	Par (000)
ACAS CLO Ltd., Series 2012-1A, Class D, 5.10%, 9/20/23 (b)(c)	USD	750	753,751
ALM VII R Ltd., Series 2013-7RA (b)(c):
Class C, 3.69%, 4/24/24		1,280	1,233,851
Class D, 5.24%, 4/24/24		550	526,308
ALM VII R-2 Ltd., Series 2013- 7R2A, Class B, 2.84%, 4/24/24 (b)(c)		475	466,450
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (b)(c)		500	501,428
Atrium IX, Series 9A, Class D, 3.74%, 2/28/24 (b)(c)		500	482,286
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2013-1A, Class C, 4.24%, 2/14/25		250	249,997
Series 2012-4A, Class D, 4.74%, 1/20/25		450	453,879
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24 (b)(c)		500	491,251
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25 (b)(c)		500	481,249
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23 (b)(c)		575	574,990
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.44%, 4/17/22 (b)(c)		950	938,355
Asset-Backed Securities		Par (000)	Value
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22 (b)(c)	USD	925	$929,816
ING Investment Management, Series 2012-2A, Class D, 4.79%, 10/15/22 (b)(c)		950	958,056
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (b)(c)		250	240,185
Marea CLO Ltd., Series 2012-1A, Class D, 4.79%, 10/16/23 (b)(c)		1,000	1,002,819
North End CLO Ltd., Series 2013-1A, Class D, 3.74%, 7/17/25 (b)(c)		500	482,762
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25 (b)(c)		750	713,267
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (b)(c)		500	501,420
Race Point CLO Ltd., Series 2012-6A, Class D, 4.74%, 5/24/23 (b)(c)		675	675,808
Symphony CLO Ltd., Class D (b)(c):
Series 2012-10A, 5.49%, 7/23/23		925	932,750
Series 2012-9A, 4.49%, 4/16/22		775	777,076
Total Asset-Backed Securities — 4.1%			14,367,754

Corporate Bonds
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		600	624,000
US Airways Series 2012-2, Class C Pass Through Trust, 5.45%, 6/03/18		1,585	1,588,962

			2,212,962
Auto Components — 1.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
3.50%, 3/15/17		673	673,841
4.88%, 3/15/19		794	791,023
Rhino Bondco S.P.A, 5.78%, 12/15/19 (c)	EUR	3,000	4,055,809

			5,520,673

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Beverages — 0.6%
Refresco Group BV (c):
4.22%, 5/15/18 (b)	EUR	500	$679,070
4.22%, 5/15/18		1,000	1,358,141

			2,037,211
Building Products — 0.3%
Grohe Holding GmbH, 4.28%, 9/15/17 (b)(c)		700	940,549
Capital Markets — 0.2%
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)	USD	439	850,014
Commercial Banks — 0.8%
Banco Nacional de Costa Rica, 4.88%, 11/01/18 (b)		1,500	1,464,000
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.10%, 7/25/18		1,500	1,516,875

			2,980,875
Commercial Services & Supplies — 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		448	464,642
United Rentals North America, Inc., 5.75%, 7/15/18		210	224,438

			689,080
Communications Equipment — 1.0%
Avaya, Inc., 7.00%, 4/01/19 (b)		232	229,100
Telenet Finance IV Luxembourg SCA, 4.14%, 6/15/21 (c)	EUR	1,500	2,053,395
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20	USD	1,010	1,116,050

			3,398,545
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		237	250,035
Containers & Packaging — 2.2%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17 (b)	EUR	400	575,895
7.38%, 10/15/17		300	431,921
GCL Holdings SCA, 9.38%, 4/15/18 (b)		329	477,383
Guala Closures SpA, 5.59%, 11/15/19 (c)		1,500	2,049,414
Smurfit Kappa Acquisitions:
7.75%, 11/15/19 (b)		416	604,563
3.78%, 10/15/20 (c)		2,500	3,506,281

			7,645,457

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 2.0%
Ally Financial, Inc.:
2.92%, 7/18/16 (c)	USD	875	$893,812
3.50%, 1/27/19		1,760	1,738,000
Level 3 Financing, Inc. (b):
3.85%, 1/15/18 (c)		607	616,105
6.13%, 1/15/21		337	344,583
Travelex Financing PLC, 8.00%, 8/01/18 (b)	GBP	2,000	3,501,504

			7,094,004
Energy Equipment & Services — 0.5%
CGG, 7.75%, 5/15/17	USD	1,795	1,844,363
Health Care Equipment & Supplies — 1.3%
IDH Finance PLC, 5.52%, 12/01/18 (c)	GBP	2,000	3,338,758
Ontex IV SA, 4.41%, 4/15/18 (c)	EUR	1,000	1,345,328

			4,684,086
Health Care Providers & Services — 0.8%
Priory Group No. 3 PLC, 7.00%, 2/15/18 (b)	GBP	1,750	3,020,664
Household Durables — 0.6%
Berkline/Benchcraft LLC, 1.00%, 11/03/14	USD	400	—
Verisure Holding AB, 6.73%, 9/01/18 (c)	EUR	1,500	2,083,741

			2,083,741
Independent Power Producers & Energy Traders — 0.6%
Calpine Corp., 6.00%, 1/15/22 (b)	USD	212	219,420
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		1,260	1,332,450
10.00%, 12/01/20 (b)		585	615,713

			2,167,583
Insurance — 0.5%
Galaxy Bidco, Ltd., 5.52%, 11/15/19 (c)	GBP	1,000	1,652,118

Media — 2.4%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)	USD	248	257,300
Odeon & UCI Finco PLC, 5.23%, 8/01/18 (c)	EUR	1,600	2,039,234
PortAventura Entertainment Barcelona BV, 5.92%, 12/01/19 (c)		2,000	2,683,912
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	GBP	1,197	2,039,569

2	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	1,005	$1,398,817

			8,418,832
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19	USD	385	414,356
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (b)(c)		179	179,895
Specialty Retail — 1.1%
DFS Furniture Holdings PLC, 6.53%, 8/15/18 (c)	GBP	2,000	3,320,675
House of Fraser Funding PLC, 8.88%, 8/15/18 (b)		349	621,099

			3,941,774
Transportation Infrastructure — 0.4%
Aguila 3 SA, 7.88%, 1/31/18 (b)	CHF	1,100	1,284,597
Wireless Telecommunication Services — 1.2%
Matterhorn Mobile SA, 5.47%, 5/15/19 (c)	EUR	3,000	4,106,952
T-Mobile USA, Inc., 6.13%, 1/15/22	USD	135	138,037

			4,244,989
Total Corporate Bonds — 19.2%			67,556,403

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.7%
DigitalGlobe, Inc., New Term Loan B, 3.75%, 1/31/20		1,355	1,358,488
SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		1,061	1,037,336
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		953	959,582
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		515	517,956
TransUnion LLC, Term Loan, 4.25%, 2/10/19		2,277	2,301,641

			6,175,003
Airlines — 0.9%
Delta Air Lines, Inc., Term Loan:
3.49%, 9/16/15		841	815,593
New B1, 4.00%, 10/18/18		448	449,046
Floating Rate Loan Interests (c)	Par (000)		Value
Airlines (concluded)
Northwest Airlines, Inc.:
2.24%, 3/10/17	USD	553	$510,143
1.62%, 9/10/18		724	639,077
US Airways Group, Inc., New Term Loan B1, 3.50%, 5/23/19		700	702,737

			3,116,596
Auto Components — 3.1%
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		1,591	1,583,440
Dayco Products LLC, New Term Loan B, 5.25%, 12/12/19		970	977,275
Federal-Mogul Corp.:
Term Loan B, 2.11%, 12/29/14		2,954	2,932,036
Term Loan C, 2.11%, 12/28/15		1,420	1,409,434
Goodyear Tire & Rubber Co., New 2nd Lien Term Loan, 4.75%, 4/30/19		1,705	1,720,533
GPX International Tire Corp., Term Loan (a)(f):
PIK, 0.00%, 3/30/12		4	—
0.00%, 3/31/12		274	—
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		135	136,181
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		1,304	1,274,171
UCI International, Inc., New Term Loan B, 5.50%, 7/26/17		922	925,822

			10,958,892
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 0.00%, 3/01/11 (a)(f)		1,000	100
Biotechnology — 0.2%
Grifols, Inc., New Term Loan B, 4.25%, 6/01/17		858	864,049
Building Products — 1.8%
Armstrong World Industries, Inc., New Term Loan B, 3.50%, 3/16/20		605	605,613
Continental Building Products LLC, 1st Lien Term Loan, 4.75%, 8/14/20		718	716,404
CPG International, Inc., New Term Loan, 4.75%, 9/30/20		1,930	1,940,624
Ply Gem Industries, Inc., Term Loan, 4.75%, 1/16/21		130	130,217
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		768	773,674

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Building Products (concluded)
United Subcontractors, Inc., Term Loan, 4.25%, 6/30/15	USD	214	$203,704
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		515	515,000
Term Loan B, 4.00%, 10/31/19		1,539	1,539,928

			6,425,164
Capital Markets — 0.4%
American Capital Holdings, Inc., New Term Loan, 4.00%, 8/22/16		256	257,531
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		784	785,581
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		291	292,177

			1,335,289
Chemicals — 3.7%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		596	599,122
Term Loan B2, 4.50%, 10/03/19		309	310,855
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		72	72,321
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		356	358,316
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 11/30/19		700	704,375
2nd Lien Term Loan, 8.25%, 5/30/20		295	297,950
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,267	1,274,533
INEOS US Finance LLC:
3 Year Term Loan, 2.16%, 5/04/15		230	230,551
6 Year Term Loan, 4.00%, 5/04/18		563	565,184
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20		751	756,236
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,181	1,175,172
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		845	863,489
Term Loan B2, 4.25%, 1/15/20		1,426	1,434,456
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		422	423,637
Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (concluded)
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20	USD	353	$354,108
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		1,206	1,218,854
Univar, Inc., Term Loan B, 5.00%, 6/30/17		606	601,925
US Coatings Acquisition Inc., Term Loan, 4.75%, 2/01/20		1,925	1,941,335

			13,182,419
Commercial Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		835	840,912
2nd Lien Term Loan, 8.25%, 12/03/21		185	188,700

			1,029,612
Commercial Services & Supplies — 3.7%
ADS Waste Holdings, Inc., New Term Loan B, 4.25%, 10/09/19		1,894	1,899,100
AWAS Finance Luxembourg 2012 SA, New Term Loan, 3.50%, 7/16/18		249	249,529
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.75%, 11/26/20		2,317	2,325,676
Catalent Pharma Solutions, Inc., New Term Loan, 6.50%, 12/29/17		300	303,501
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		889	894,138
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		816	818,617
2nd Lien Term Loan, 9.00%, 4/20/20		528	537,028
Progressive Waste Solutions Ltd., Term Loan B, 3.00%, 10/24/19		822	823,960
Protection One, Inc., Term Loan, 4.25%, 3/21/19		1,202	1,201,895
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		2,206	2,224,187
West Corp., Term Loan B10, 3.25%, 6/30/18		1,599	1,601,567

			12,879,198
Communications Equipment — 2.7%
Alcatel-Lucent USA, Inc., Term Loan C, 5.75%, 1/30/19		2,432	2,452,975

4	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Communications Equipment (concluded)
Applied Systems, Inc.:
New 1st Lien Term Loan, 4.25%, 1/25/21	USD	460	$464,315
New 2nd Lien Term Loan, 5.50%, 1/24/22		230	235,175
Avaya, Inc.:
Extended Term Loan B3, 4.74%, 10/26/17		849	828,877
Term Loan B5, 8.00%, 3/30/18		80	80,716
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18		203	204,720
CommScope, Inc.:
Term Loan B3, 2.74%, 1/21/17		421	421,144
Term Loan B4, 3.25%, 1/26/18		632	631,716
Telesat Canada, Term Loan A, 4.28%, 3/24/17	CAD	2,784	2,496,090
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	1,553	1,560,300

			9,376,028
Construction & Engineering — 1.0%
BakerCorp International, Inc., New Term Loan, 4.25%, 2/14/20		563	562,549
Centaur Acquisition LLC:
New 1st Lien Term Loan, 5.25%, 2/20/19		1,509	1,522,268
New 2nd Lien Term Loan, 8.75%, 2/15/20		745	760,831
USIC Holdings, Inc., 1st Lien Term Loan, 4.75%, 7/10/20		706	709,544

			3,555,192
Construction Materials — 1.5%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		590	595,900
2nd Lien Term Loan, 8.25%, 11/21/21		320	328,000
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		3,787	3,801,004
McJunkin Red Man Corp., New Term Loan, 5.00%, 11/08/19		399	403,612

			5,128,516
Consumer Finance — 0.5%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19		1,860	1,881,260

Floating Rate Loan Interests (c)	Par (000)		Value
Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.25%, 12/17/19	USD	565	$566,412
Ardagh Packaging Finance PLC, Term Loan B, 4.25%, 12/17/19		780	782,441
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/09/21		485	484,132
Clondalkin Acquisition BV, 1st Lien Term Loan B, 5.75%, 5/29/20		886	889,978
Polarpak, Inc., 1st Lien Canadian Borrower, 4.50% - 5.50%, 6/05/20		225	227,389
Sealed Air Corp., 2013 Term Loan, 3.00%, 10/03/18		886	891,819
WNA Holdings, Inc.:
1st Lien, 4.50% - 5.50%, 6/07/20		122	123,520
2nd Lien Term Loan, 8.50%, 12/07/20		245	247,756

			4,213,447
Distributors — 1.2%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,848	2,858,200
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		495	494,382
VWR Funding, Inc., Term Loan, 3.45%, 4/03/17		728	730,073

			4,082,655
Diversified Consumer Services — 2.6%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.00%, 1/30/20		1,490	1,496,774
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20		551	556,864
Garda World Securities Corp.:
Delayed Draw Term Loan, 3.00%, 11/08/20		139	139,266
New Term Loan B, 4.00%, 11/06/20		542	544,402
Iglo Foods Midco Ltd., Term Loan F, 4.99%, 10/31/17	EUR	2,620	3,553,331
ROC Finance LLC, Term Loan, 5.00%, 5/15/19	USD	658	642,306
ServiceMaster Co., New Term Loan, 4.25%, 1/31/17		1,243	1,239,085
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		1,241	1,106,910

			9,278,938

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Financial Services — 3.6%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20	USD	791	$796,760
2nd Lien Term Loan, 8.25%, 5/21/21		220	222,932
Kasima LLC, New Term Loan B, 3.25%, 5/17/21		930	929,609
Level 3 Financing, Inc., New Term Loan, 4.00%, 8/01/19		560	562,800
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		239	240,328
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,575	1,580,418
SIG Euro Holdings AG & Co. KG, Term Loan, 4.25%, 12/02/18	EUR	4,950	6,728,203
WMG Acquisition Corp., New Term Loan, 3.75%, 7/01/20	USD	1,636	1,639,990

			12,701,040
Diversified Telecommunication Services — 4.3%
Consolidated Communications, Inc., New Term Loan B, 4.25%, 12/23/20		2,332	2,354,719
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,452	1,458,924
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		685	702,837
Term Loan B, 5.25%, 2/22/19		1,226	1,240,042
ISS Holdings A/S, Term Loan B12, 3.75%, 4/30/18		1,990	1,992,487
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		4,225	4,250,519
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,183	1,188,435
US Telepacific Corp., New Term Loan B, 5.75%, 2/23/17		1,878	1,886,908

			15,074,871
Electric Utilities — 0.4%
American Energy - Utica LLC, 2nd Lien Term Loan, 11.00%, 9/30/18		595	595,421
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		795	796,987

			1,392,408
Floating Rate Loan Interests (c)		Par (000)	Value
Electrical Equipment — 0.8%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.66% - 4.75%, 10/10/17	USD	4,025	$2,799,267
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, New Term Loan, 3.25%, 4/29/20		868	868,708
Energy Equipment & Services — 0.8%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,109	1,114,284
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		964	971,148
Unifrax Corp., New Term Loan, 4.25%, 11/28/18		577	578,864

			2,664,296
Food & Staples Retailing — 2.8%
Alliance Boots Holdings Ltd., Term Loan B1, 3.47%, 7/09/15	GBP	3,856	6,326,827
Iceland Foods Group Ltd., Term Loan B1, 5.03%, 3/08/19		849	1,408,453
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	540	551,205
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19		1,088	1,094,324
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		388	391,445

			9,772,254
Food Products — 3.0%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		537	536,744
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.50%, 6/29/20		519	518,918
Del Monte Foods Co., Term Loan:
1st Lien, 4.00%, 11/06/20		1,055	1,058,629
4.00%, 3/08/18		1,005	1,008,889
Dole Food Co., Inc., New Term Loan B, 4.50%, 11/01/18		1,490	1,501,175
GFA Brands, Inc., New Term Loan B, 5.00%, 7/09/20		294	294,937
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		284	285,944
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,512	1,535,086
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		324	324,593
Term Loan G, 3.25%, 4/29/20		1,141	1,142,642

6	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Food Products (concluded)
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19	USD	1,499	$1,494,928
2nd Lien Term Loan, 10.75%, 11/01/19		725	703,250

			10,405,735
Gas Utilities — 0.2%
EFS Cogen Holdings I LLC, Term Loan B, 3.75%, 12/17/20		865	870,043
Health Care Equipment & Supplies — 3.9%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		2,094	2,104,947
2nd Lien Term Loan, 8.25%, 11/30/20		885	899,939
Biomet, Inc., Term Loan B2, 3.66% - 3.75%, 7/25/17		1,457	1,465,342
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		943	943,272
Capsugel Holdings US, Inc., New Term Loan B, 3.50%, 8/01/18		1,034	1,035,732
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		1,954	1,967,745
The Hologic, Inc., New Term Loan B, 3.75%, 8/01/19		1,292	1,300,001
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,721	1,732,868
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		319	321,431
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		502	487,808
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		751	760,930
2nd Lien Term Loan, 9.50%, 12/07/19		605	615,588

			13,635,603
Health Care Providers & Services — 6.0%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		1,583	1,583,037
2nd Lien Term Loan, 8.50%, 2/14/20		885	887,213
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		703	709,929
CHG Buyer Corp., New Term Loan, 4.25%, 11/19/19		1,083	1,091,600

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	USD	5,280	$5,334,806
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,150	1,162,686
DaVita, Inc.:
New Term LoanB, 4.50%, 10/20/16		2,161	2,172,241
Term Loan B2, 4.00%, 11/01/19		430	432,841
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		633	638,163
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		918	922,306
Fresenius SE & Co. KgaA:
Incremental Term Loan B, 2.25%, 6/30/19	EUR	320	430,863
Term Loan B, 2.25%, 8/07/19		1,641	1,640,641
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17	USD	549	561,023
HCA, Inc., Extended Term Loan B4, 3.00%, 5/01/18		329	329,294
Ikaria Acquisition, Inc., New 1st Lien Term Loan, 7.25%, 7/03/18		371	371,197
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		183	182,537
Incremental Term Loan B3, 7.75%, 5/15/18		241	239,024
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/27/21		405	407,657
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		846	847,864
US Renal Care, Inc., Term Loan, 4.25%, 7/03/19		1,284	1,293,712

			21,238,634
Health Care Technology — 0.5%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		1,170	1,178,236
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		490	490,946

			1,669,182
Hotels, Restaurants & Leisure — 8.9%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		1,142	1,150,349
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		728	730,250
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,995	2,019,937

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20	USD	6,255	$6,324,618
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		745	761,763
Hilton Worldwide Finance, LLC, Term Loan B2, 3.75%, 10/26/20		5,304	5,334,742
Intrawest ULC, Term Loan, 5.50%, 11/26/20		785	796,775
Las Vegas Sands LLC, New Term Loan B, 3.25%, 12/20/20		1,000	1,002,120
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		895	902,831
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,439	1,439,056
OSI Restaurant Partners LLC, New Term Loan, 3.50%, 10/25/19		369	369,944
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,368	1,374,282
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		1,082	1,089,734
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		309	309,806
Term Loan B, 5.25%, 2/19/19		847	851,178
Station Casinos, Inc., New Term Loan B, 5.00%, 3/02/20		3,211	3,241,240
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		575	593,446
Refinancing Term Loan, 6.25%, 6/26/19		841	859,339
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		1,500	1,510,766
Wendy’s International, Inc., New Term Loan B, 3.25%, 5/15/19		578	579,221

			31,241,397
Household Products — 1.2%
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19		1,699	1,710,147
Prestige Brands, Inc., New Term Loan, 3.75% - 5.00%, 1/31/19		825	829,869
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		618	619,733
Term Loan C, 3.50%, 9/04/19		906	908,661

			4,068,410
Floating Rate Loan Interests (c)	Par (000)		Value
Independent Power Producers & Energy Traders — 1.2%
Calpine Corp., Term Loan B1, 4.00%, 4/02/18	USD	561	$564,384
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,427	2,448,939
Star West Generation LLC, New Term Loan B, 4.25%, 3/13/20		1,077	1,083,593

			4,096,916
Industrial Conglomerates — 0.7%
Sequa Corp., New Term Loan B, 5.25%, 6/19/17		2,577	2,547,380
Insurance — 2.4%
Alliant Holdings I, Inc., New Term Loan B, 4.25%, 12/20/19		1,124	1,134,886
Asurion LLC, New Term Loan B1, 4.50%, 5/24/19		1,718	1,716,585
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,382	1,382,907
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,109	1,091,397
2nd Lien Term Loan, 8.25%, 10/16/20		530	507,475
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		975	973,522
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		1,167	1,179,481
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		338	340,942

			8,327,195
Internet Software & Services — 1.3%
Interactive Data Corp., New Term Loan B, 3.75%, 2/11/18		1,820	1,825,477
Open Text Corp., Term Loan B, 3.25%, 1/04/21		745	746,863
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,082	1,083,177
2nd Lien Term Loan, 9.25%, 9/11/20		419	423,140
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		628	633,120

			4,711,777
IT Services — 2.8%
Ceridian Corp., New Term Loan B, 4.41%, 5/09/17		1,733	1,740,375
First Data Corp., Term Loan:
Extended Term Loan B, 4.16%, 3/23/18		4,410	4,405,376
Term Loan, 4.16%, 9/24/18		680	679,436

8	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
IT Services (concluded)
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19	USD	2,059	$2,061,805
InfoGroup, Inc., New Term Loan, 8.00%, 5/25/18		314	264,494
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		673	675,051
Term Loan E, 4.00%, 3/09/20		194	194,407

			10,020,944
Leisure Equipment & Products — 0.1%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		508	513,725
Life Sciences Tools & Services — 0.5%
Patheon, Inc. Term Loan:
7.25%, 12/06/18		736	733,480
7.25%, 1/09/21		975	972,563

			1,706,043
Machinery — 4.0%
Allegion US Holding Co., Inc., Term Loan B, 3.00%, 9/30/20		560	560,000
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	289,408
Refinancing Term Loan, 4.25%, 12/10/18		472	474,194
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		727	734,477
Term Loan B3, 4.25%, 8/28/20		221	223,402
Gardner Denver, Inc. Term Loan:
4.25%, 7/30/20		2,013	2,009,732
4.75%, 7/30/20	EUR	331	448,302
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	USD	2,075	2,077,542
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,185	1,189,448
Mirror Bidco Corp., New Term Loan, 4.25%, 12/27/19		1,054	1,059,622
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		549	556,491
Pacific Industrial Services US Finance Co. LLC:
1st Lien Term Loan, 5.00%, 10/02/18		1,337	1,353,772
2nd Lien Term Loan, 8.75%, 4/02/19		515	527,875
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		923	926,729
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		766	768,574
Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (concluded)
Terex Corp., New Term Loan, 4.00%, 4/28/17	EUR	201	$272,597
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	562	565,173

			14,037,338
Marine — 0.7%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		2,444	2,479,018
Media — 9.2%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,840	1,852,663
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 6/06/20		685	687,398
Catalina Marketing Corp., New Term Loan B, 5.25%, 10/12/20		1,521	1,538,301
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		455	456,565
Cengage Learning Acquisitions, Inc. (a)(f):
Non Extended Term Loan, 0.00%, 7/03/14		195	178,094
Tranche 1 Incremental, 7.50%, 7/03/14		1,101	1,005,437
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		43	41,914
Term Loan C, 3.81%, 1/29/16		105	101,552
Term Loan D, 6.91%, 1/30/19		1,832	1,776,545
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		1,135	1,145,539
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		665	667,907
EW Scripps Co., Term Loan B, 3.25%, 11/26/20		935	933,831
Fender Musical Instruments Corp., Term Loan B, 5.75%, 4/03/19		170	172,543
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		123	115,656
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		983	987,012
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		858	860,160
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,822	2,843,035
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		390	388,050

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Media (concluded)
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20	USD	304	$305,570
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,120	1,128,870
Mediacom Communications Corp., Term Loan F, 2.74%, 1/31/18		510	508,725
NEP/NCP Holdco, Inc., Term Loan:
2nd Lien, 9.50%, 7/22/20		349	356,414
4.75%, 1/22/20		1,742	1,746,756
Nielsen Finance LLC, Term Loan E, 2.91%, 5/02/16		1,021	1,023,736
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		1,249	1,214,385
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,034	1,038,466
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/10/20		2,244	2,256,293
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		1,240	1,249,300
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		975	979,850
UPC Financing Partnership, Term Loan AG, 3.97%, 3/31/21	EUR	910	1,232,851
Virgin Media Investment Holdings Ltd.:
New Term Loan C, 4.50%, 6/05/20	GBP	1,105	1,822,067
Term Loan B, 3.50%, 6/08/20	USD	815	816,630
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19		1,100	1,108,406

			32,540,521
Metals & Mining — 3.2%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		741	744,036
2nd Lien Term Loan, 8.75%, 12/19/20		495	504,900
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		992	977,551
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		2,203	2,252,925
FMG Resources August 2006 Property Ltd., New Term Loan B, 4.25%, 6/28/19		2,830	2,859,017
Novelis, Inc., New Term Loan, 3.75%, 3/10/17		1,591	1,599,488
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		258	257,839

Floating Rate Loan Interests (c)	Par (000)		Value
Metals & Mining (concluded)
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18	USD	294	$282,907
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,620	1,660,134

			11,138,797
Multiline Retail — 3.5%
99 Cents Only Stores, New Term Loan, 4.50%, 1/11/19		1,131	1,139,962
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		1,275	1,280,540
BJ’s Wholesale Club, Inc.:
New 1st Lien Term Loan, 4.50%, 9/26/19		1,089	1,098,419
New 2nd Lien Term Loan, 8.50%, 3/26/20		375	385,470
HEMA Holding BV:
Extended 2nd Lien Term Loan, 5.96%, 1/05/18	EUR	3,800	4,749,238
Extended Term Loan B, 4.59%, 12/06/17		161	216,000
Extended Term Loan C, 4.59%, 12/06/17		148	197,812
Hudson’s Bay Co.:
1st Lien Term Loan, 4.75%, 11/04/20	USD	1,130	1,145,278
2nd Lien Term Loan, 8.25%, 11/04/21		90	92,775
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18		657	636,316
The Neiman Marcus Group, Inc., New Term Loan B, 5.00%, 10/26/20		1,491	1,507,696

			12,449,506
Oil, Gas & Consumable Fuels — 5.0%
Chesapeake Energy Corp., New Unsecured Term Loan, 5.75%, 12/01/17		2,115	2,162,334
Drillships Financing Holding, Inc., Term Loan B2, 5.50%, 7/15/16		1,574	1,592,191
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,170	1,172,925
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		698	702,439
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20		706	710,865
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		865	886,625
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		712	719,149

10	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Offshore Group Investment Ltd.,:
New Term Loan B, 5.00%, 10/25/17	USD	1,671	$1,678,958
Term Loan B, 5.75%, 3/28/19		888	901,239
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		1,468	1,484,136
Panda Temple II Power LLC, New Term Loan B, 7.25%, 4/03/19		940	961,150
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		636	572,886
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		509	508,556
2nd Lien Term Loan, 8.25%, 11/06/20		285	281,794
Delayed Draw Term Loan, 4.25%, 5/06/20		28	27,792
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		455	458,412
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		725	727,076
Tesoro Corp., Term Loan B, 2.41%, 5/30/16		668	670,024
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		890	898,900
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		375	377,655
2nd Lien Term Loan, 8.50%, 1/15/22		85	85,637

			17,580,743
Pharmaceuticals — 3.6%
Akorn, Inc., Term Loan B, 4.50%, 8/27/20		940	947,050
Amneal Pharmaceuticals LLC, New Term Loan, 5.75% - 7.00%, 11/01/19		643	646,604
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		515	515,927
Endo Health Solutions, Inc., New Term Loan B, 3.75%, 11/05/20		720	721,800
Jazz Pharmaceuticals, Inc., Term Loan B, 3.25%, 6/12/18		260	260,845
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		2,429	2,434,514
Pharmaceutical Product Development LLC, New Term Loan B, 4.00%, 12/05/18		2,081	2,090,176
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,280	1,283,210

Floating Rate Loan Interests (c)	Par (000)		Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19	USD	1,129	$1,137,044
Series D2 Term Loan B, 3.75%, 2/13/19		1,092	1,099,704
Term Loan E, 4.50%, 8/05/20		1,443	1,457,540

			12,594,414
Professional Services — 1.8%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,259	1,262,123
Intertrust Group Holding BV, Term Loan B1, 4.77%, 4/02/20	EUR	1,000	1,355,065
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20	USD	478	478,429
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,122	1,143,955
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		653	658,263
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,340	1,342,075

			6,239,910
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		1,349	1,355,758
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		334	333,690

			1,689,448
Real Estate Management & Development — 1.2%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,535	1,552,269
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		236	237,161
Extended Term Loan, 4.50%, 3/05/20		2,555	2,571,425

			4,360,855
Road & Rail — 1.1%
Genesee & Wyoming, Inc., Term Loan A, 1.91%, 9/29/17		634	633,674
RAC Finance Ltd.:
Term Loan B, 5.28% - 5.35%, 9/30/18	GBP	1,182	1,957,007
Term Loan D, 5.28% - 5.36%, 10/29/19		500	829,142

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Road & Rail (concluded)
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18	USD	609	$612,266

			4,032,089
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		1,697	1,709,904
Term Loan B5, 5.00%, 1/15/21		434	439,102
NXP BV, Term Loan D, 3.25%, 1/11/20		868	867,825

			3,016,831
Software — 4.1%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		1,490	1,487,676
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		318	317,402
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		400	405,000
New Term Loan B, 4.25%, 11/01/19		1,114	1,119,956
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,005	2,009,459
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,131,466
Mitchell International, Inc.:
New 1st Lien Term Loan, 4.50%, 10/12/20		675	681,466
New 2nd Lien Term Loan, 8.50%, 10/11/21		1,000	1,019,170
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		963	971,755
Shield Finance Co. Sarl, New Term Loan, 5.00%, 1/27/21		420	421,575
Sophia LP, New Term Loan B, 4.50%, 7/19/18		1,328	1,340,872
SS&C Technologies, Inc.:
New Term Loan B1, 3.25%, 6/07/19		1,703	1,705,530
New Term Loan B2, 3.25%, 6/07/19		176	176,434
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		491	489,413
2nd Lien Term Loan, 8.50%, 5/29/20		392	394,548
Floating Rate Loan Interests (c)		Par (000)	Value
Software (concluded)
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20	USD	445	$444,444
Term Loan B, 4.50%, 6/25/20		488	488,769

			14,604,935
Specialty Retail — 4.4%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,862	1,875,102
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/01/20		—	—
Burlington Coat Factory Warehouse Corp., New Term Loan B2, 4.25%, 2/23/17		349	351,727
David’s Bridal, Inc., New Term Loan B, 5.00%, 10/11/19		2,014	2,024,941
Equinox Holdings, Inc., Repriced Term Loan B, 4.50%, 1/31/20		1,201	1,213,691
Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		70	63,099
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.75%, 7/26/19		968	981,704
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		580	580,925
Leslies Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		1,234	1,241,822
Michaels Stores, Inc., New Term Loan, 3.75%, 1/28/20		1,045	1,049,693
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19		2,672	2,686,445
Petco Animal Supplies, Inc., New Term Loan, 4.00%, 11/24/17		1,492	1,501,001
Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.00%, 4/23/20		366	367,913
SRAM LLC, New Term Loan B, 4.00% - 5.25%, 4/10/20		253	253,543
Things Remembered, Inc., New Term Loan B, 8.00%, 5/24/18		1,013	1,007,612
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		469	382,326
Term Loan B3, 5.25%, 5/25/18		98	80,237

			15,661,781
Textiles, Apparel & Luxury Goods — 0.7%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,139	2,053,794

12	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Textiles, Apparel & Luxury Goods (concluded)
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20	USD	266	$267,380

			2,321,174
Thrifts & Mortgage Finance — 0.6%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,193	1,194,441
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		993	1,000,768

			2,195,209
Trading Companies & Distributors — 0.1%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/09/19		145	146,631
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/19		338	340,127

			486,758
Transportation Infrastructure — 1.2%
Autobahn Tank & Rast GmbH, Term Loan B, 1.00%, 12/04/19	EUR	3,000	4,078,710
Wireless Telecommunication Services — 0.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19	USD	993	995,300
Light Tower Fiber LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,622	1,625,905

			2,621,205
Total Floating Rate Loan Interests — 118.6%			417,937,428

Foreign Agency Obligations — 0.5%
Indonesia Government International Bond, 6.88%, 1/17/18		1,500	1,670,625

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		813	829,163
Other Interests (g)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp. Escrow	USD	500,000	$4,375
Construction Materials — 0.0%
USI Senior Holdings		8,067	—
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (135-day lock), (Acquired 11/18/13, cost $837,899)		12,282	198,355
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $837,899)		12,282	198,354
J.G. Wentworth LLC Preferred Equity Interests (90-day lock), (Acquired 11/18/13, cost $837,898)		12,282	198,354

			595,063
Hotels, Restaurants & Leisure — 0.3%
Wembley Contingent	USD	1,500	1,068,750
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6,155	—
Total Other Interests — 0.5%			1,668,188

Warrants (h)		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)		22,447	1,214
Software — 0.0%
Bankruptcy Management Solutions, Inc.,:		181	91
(Expires 6/28/18)
(Expires 6/28/19)		195	98
(Expires 6/28/20)		292	146
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 shares for 1 warrant, Expires 6/22/19, Strike Price $42.27)		1,501	4,399

			4,734
Total Warrants — 0.0%			5,948

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust	34	$525
Eaton Vance Senior Income Trust	8,925	63,011
Total Investment Companies — 0.0%		63,536
Total Long-Term Investments (Cost — $502,335,399) — 144.1%		507,793,357

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (i)(j)	5,975,233	5,975,233
Total Short-Term Securities (Cost — $5,975,233) — 1.7%		5,975,233
Options Purchased		Value
(Cost — $25,422) — 0.0%		—
Total Investments (Cost — $508,336,054*) — 145.8%		$513,768,590
Liabilities in Excess of Other Assets — (45.8)%		(161,405,868)

Net Assets — 100.0%		$352,362,722

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$506,659,966

Gross unrealized appreciation	$11,735,204
Gross unrealized depreciation	(4,626,580)

Net unrealized appreciation	$7,108,624

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,378,158	2,597,075	5,975,233	$162

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	CHF	Swiss Franc
	CLO	Collateralized Loan Obligation
	EUR	Euro
	GBP	British Pound

14	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

PIK	Payment-In-Kind.
USD	US Dollar

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	3,320,000	USD	4,509,154	Goldman Sachs & Co.	4/22/14	$(31,295)
USD	2,962,638	CAD	3,251,000	Barclays Bank PLC	4/22/14	49,030
USD	1,113,628	CHF	1,011,188	Barclays Bank PLC	4/22/14	(2,413)
USD	4,070,760	EUR	2,980,000	Credit Suisse International	4/22/14	51,477
USD	437,388	EUR	320,000	JPMorgan Chase Bank N.A.	4/22/14	5,787
USD	49,447,429	EUR	36,365,971	Royal Bank of Scotland PLC	4/22/14	398,726
USD	30,408,704	GBP	18,521,000	JPMorgan Chase Bank N.A.	4/22/14	(20,255)
Total						$451,057

•	Over-the-counter options purchased as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	26	—

•	Centrally cleared credit default swaps — buy protection outstanding as of January 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	USD	2,750	$(208,459)	$(80,873)

•	Over-the-counter credit default swaps — sold protection outstanding as of January 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums (Received)	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	250	$(51,828)	$(46,869)	$(4,959)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Securities LLC	12/20/15	CCC-	USD	331	(79,643)	(77,857)	(1,786)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	189	(45,484)	(39,680)	(5,804)

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	Over-the-counter credit default swaps – sold protection outstanding as of January 31, 2014 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums (Received)	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Securities LLC	12/20/15	CCC-	USD	77	$(18,454)	(15,639)	$(2,815)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	91	(21,917)	(17,134)	(4,783)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	CCC-	USD	204	(49,032)	(23,763)	(25,269)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	131	(36,067)	(26,189)	(9,878)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	131	(36,067)	(26,189)	(9,878)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	385	(105,934)	(73,315)	(32,619)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	73	(20,036)	(10,815)	(9,221)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	500	(152,021)	(103,266)	(48,755)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Securities LLC	6/20/16	CCC-	USD	220	(66,749)	(37,935)	(28,814)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	175	(58,317)	(51,863)	(6,454)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	1,126	(375,331)	(221,549)	(153,782)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	238	(93,190)	(57,986)	(35,204)

16	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	Over-the-counter credit default swaps — sold protection outstanding as of January 31, 2014 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums (Received)	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	339	$(139,490)	(88,830)	$(50,660)
Total							$(1,349,560)	$(918,879)	$(430,681)

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$13,147,553	$1,220,201	$14,367,754
Common Stocks	$828,854	2,776,716	88,742	3,694,312
Corporate Bonds	—	67,556,403	—	67,556,403
Floating Rate Loan Interests	—	388,198,914	29,738,514	417,937,428
Foreign Agency Obligations	—	1,670,625	—	1,670,625
Non-Agency Mortgage-Backed Securities	—	829,163	—	829,163
Other Interests	—	1,663,813	4,375	1,668,188

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Warrants	—	$4,399	$1,549	$5,948
Investment Companies	$63,536	—	—	63,536
Short-Term Securities	5,975,233	—	—	5,975,233
Unfunded Loan Comittments	—	—	164	164

Total	$6,867,623	$475,847,586	$31,053,545	$513,768,754

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$505,020	—	$505,020
Liabilities:
Credit contracts	—	(511,554)	—	(511,554)
Foreign currency exchange contracts		(53,963)		(53,963)

Total	—	$(60,497)	—	$(60,497)

[1] Derivative financial instruments are swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,170,934	—	—	$1,170,934
Cash pledged for centrally cleared swaps	140,000	—	—	140,000
Cash pledged as collateral for OTC derivatives	620,000	—	—	620,000
Liabilities:
Bank overdraft	—	$(374,695)	—	(374,695)
Loan payable	—	(152,000,000)	—	(152,000,000)

Total	$1,930,934	$(152,374,695)	—	$(150,443,761)

18	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments Assets	Unfunded Loan Commitments (Liabilities)	Total
Assets:
Opening Balance, as of October 31, 2013	$14,250,070	$2,637,960	$28,839,567	$1,426,987	$1,549	$14,706	$(903)	$47,169,936
Transfers into Level 3[2]	—	—	12,609,371	—	—	—	—	12,609,371
Transfers out of Level 3[3]	(13,040,270)	(2,357,445)	(13,407,112)	(1,424,486)	—	(14,706)	—	(30,244,019)
Accrued discounts/premiums	433	—	23,250	—	—	—	—	23,683
Net realized gain (loss)	—	240,328	51,982	—	—	—	—	292,310
Net change in unrealized appreciation/depreciation	9,968	(102,933)	149,022	1,874	—	164	903	58,998
Purchases	—	—	4,753,439	—	—	—	—	4,753,439
Sales	—	(329,168)	(3,281,005)	—	—	—	—	(3,610,173)

Closing Balance, as of January 31, 2014	$1,220,201	$88,742	$29,738,514	$4,375	$1,549	$164	—	$31,053,545

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$9,968	$80,675	$190,057	$1,874	—	$164	$903	$283,641

[2]   As of October 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2014, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $12,609,371 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]   As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $30,244,019 transferred from Level 3 to Level 2 in the disclosure hierarchy.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2014	19

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2014